Derivative Warrant Liabilities	9 Months Ended
Jul. 31, 2024
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities
5.	Derivative warrant liabilities

a.	On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period. The number of warrants do not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $1.077, and each April 2023 Warrant became exercisable into 0.724 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, see detailed table in note 7.

During the period between November 29, 2023 and December 5, 2023, 2,729,394 April 2023 Warrants were exercised into 652,521 common shares.

During the period between March 8, 2024 and March 22, 2024, 27,793 April 2023 Warrants were exercised into 20,245 common shares.

On June 28, 2024, 156,098 April 2023 Warrants were exercised into 112,975 common shares.

b.	On September 18, 2023, the Company issued 7,500,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period. The number of warrants do not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the September 2023 Warrants, the exercise price of the September 2023 Warrants was reduced to $1.077, and each September 2023 Warrant became exercisable into 0.288 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the September 2023 Warrants, see detailed table in note 7.

During the period between November 29, 2023 and December 5, 2023, 4,602,916 September 2023 Warrants were exercised into 409,667 common shares.

During the period between February 23, 2024 and March 22, 2024, 281,910 September 2023 Warrants were exercised into 81,469 common shares.

On June 28, 2024, 182,144 September 2023 Warrants were exercised into 54,877 common shares.

c.

On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $1.60 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). Each warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“January 2024 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period.

On February 23, 2024, 30,200 January 2024 Warrants were exercised into 30,200 common shares.

During the period between June 20, 2024 and July 16, 2024, 138,320 January 2024 Warrants were exercised into 138,320 common shares.

d.	During the three and nine months ended July 31, 2024, the Company recorded a loss on the revaluation of the total derivative warrant liabilities of $643,225 and $83,080, respectively, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

e.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

July 31, 2024
Share Price	$1.66
Exercise Price	$1.077 – $1.60
Expected life	3.68 – 4.46 years
Risk-free interest rate	4.00 – 4.07%
Dividend yield	0.00%
Expected volatility	149.52 – 152.96%

f.	The following table presents the changes in the derivative warrant liability during the period:

Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Change in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(559,240)
Change in fair value of warrants	83,080
Balance as of July 31, 2024	$4,314,223